BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Current	$ 6,013	$ 2,838
Non-current	53,538	43,714
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Current	6,013	2,838
Non-current	53,538	43,714
Total	$ 59,551	$ 46,552